Share-Based Compensation - Summary of Stock Option Activity (Details) - 2022 Equity Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Options Outstanding, Beginning Balance	5,042,628
Stock Options, Granted	4,286,005	5,165,328
Stock Options, Exercised	(105,049)	(122,700)
Stock Options, Forfeited	(1,081,868)
Stock Options Outstanding, Ending Balance	8,141,716	5,042,628
Stock Options, Exercisable	285,459
Weighted-Average Exercise Price Outstanding, Beginning Balance	$ 3.86
Weighted-Average Exercise Price, Granted	5.6	$ 3.86
Weighted-Average Exercise Price, Exercised	4	3.73
Weighted-Average Exercise Price, Forfeited	4.69
Weighted-Average Exercise Price Outstanding, Ending Balance	4.66	$ 3.86
Weighted-Average Exercise Price, Exercisable	$ 4.06
Weighted-Average Remaining Contractual Term (Years)	8 years 10 months 24 days	9 years 6 months
Weighted-Average Remaining Contractual Term (Years), Exercisable	6 years 6 months